Cash and cash equivalents	12 Months Ended
Dec. 31, 2011
Cash and cash equivalents
Cash and cash equivalents

7                                         Cash and cash equivalents

	As of December 31,
	2011	2010
Cash	945	560
Cash equivalents	2,586	7,024
	3,531	7,584

All the above mentioned short-term investments are made through the use of low risk fixed income securities, in a way that those denominated in Brazilian Reais are concentrated in investments indexed to the CDI, and those denominated in US dollars are mainly time deposits, with the original due date less than three months.